Intangible Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Related Party Transactions [Abstract]
Intangible Assets
4.	Intangible Assets

The Company’s intangible assets consist of intellectual property acquired from LAT Pharma, Inc. and are amortized over their estimated useful lives. The following is a summary of the intangible assets as of December 31, 2019 and June 30, 2019:

	December 31, 2019	June 30, 2019

Intellectual Property	$2,293,770	$2,293,770
Less Accumulated Amortization	(853,855)	(739,167)
Intellectual Property, Net	$1,439,915	$1,554,603

Amortization expense for the three-month period ended December 31, 2019 and 2018 was $57,344 and $57,344 respectively Amortization expense for the six-month period ended December 31, 2019 and 2018 was $114,689 and $114,689 respectively.

Estimated future amortization expense is as follows:

Year ending June 30, 2020 (Remaining six months)	$ 114,689
2021	229,377
2022	229,377
2023	229,377
2024	229,377
2025	229,377
Thereafter	178,341
$ 1,439,915

4.	Intangible Assets

Intellectual property, stated at cost, less accumulated amortization consists of the following:

	June 30, 2019	June 30, 2018

Intellectual Property	$2,293,770	$2,293,770
Less Accumulated Amortization	(739,167)	(509,790)
Intellectual Property, Net	$1,554,603	$1,783,980

Amortization expense amounted to $229,377 and $229,377 for the years ended June 30, 2019 and 2018, respectively. The Company amortizes intellectual property over the expected original useful lives of 10 years.

Estimated future amortization expense is as follows:

Year ending June 30,
2020	229,377
2021	229,377
2022	229,377
2023	229,377
2024	229,377
Thereafter	407,718
$1,554,603